Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements:
Our financial assets and liabilities that are measured at fair value on a recurring basis are as follows (in millions):

		Fair Value Measurements at Reporting Date Using
As of December 31, 2016	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Technique (1)
Prepaid expenses and other current assets:
Current portion of restricted marketable securities	$24.2	$—	$24.2	$—	M
Other long-term assets:
Restricted marketable securities	33.5	—	33.5	—	M
Redeemable noncontrolling interests	138.3	—	—	138.3	I
As of December 31, 2015
Prepaid expenses and other current assets:
Current portion of restricted marketable securities	$16.1	$—	$16.1	$—	M
Other long-term assets:
Restricted marketable securities	40.1	—	40.1	—	M
Redeemable noncontrolling interests	121.1	—	—	121.1	I

(1)	The three valuation techniques are: market approach (M), cost approach (C), and income approach (I).
In addition to assets and liabilities recorded at fair value on a recurring basis, we are also required to record assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges or similar adjustments made to the carrying value of the applicable assets. During the years ended December 31, 2016 and 2015, we did not record any gains or losses related to our nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a nonrecurring basis as part of our continuing operations.
As a result of our consolidation of Fairlawn in 2014 and the remeasurement of our previously held equity interest at fair value, we recorded a $27.2 million gain as part of Other income during the year ended December 31, 2014. We determined the fair value of our previously held equity interest using the income approach. The income approach included the use of Fairlawn’s projected operating results and cash flows discounted using a rate that reflects market participant assumptions. The projected operating results used management’s best estimates of economic and market conditions over the forecasted period including assumptions for pricing and volume, operating expenses, and capital expenditures. See Note 2, Business Combinations.
As discussed in Note 1, Summary of Significant Accounting Policies, “Fair Value Measurements,” the carrying value equals fair value for our financial instruments that are not included in the table below and are classified as current in our consolidated balance sheets. The carrying amounts and estimated fair values for our other financial instruments are presented in the following table (in millions):

	As of December 31, 2016		As of December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Long-term debt:
Advances under revolving credit facility	$152.0	$152.0	$130.0	$130.0
Term loan facilities	421.2	422.5	443.3	445.0
7.75% Senior Notes due 2022	—	—	174.3	183.7
5.125% Senior Notes due 2023	295.3	297.8	294.6	288.0
5.75% Senior Notes due 2024	1,193.2	1,216.6	1,192.6	1,146.0
5.75% Senior Notes due 2025	343.9	349.6	343.4	332.5
2.00% Convertible Senior Subordinated Notes due 2043	275.7	382.6	265.9	345.0
Other notes payable	55.8	55.8	39.2	39.2
Financial commitments:
Letters of credit	—	33.3	—	34.2

Fair values for our long-term debt and financial commitments are determined using inputs, including quoted prices in nonactive markets, that are observable either directly or indirectly, or Level 2 inputs within the fair value hierarchy. See Note 1, Summary of Significant Accounting Policies, “Fair Value Measurements” and “Redeemable Noncontrolling Interests.”